Land Use Rights, Net (Details) - Schedule of land use rights - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of land use rights [Abstract]
Cost of land use rights	$ 16,390	$ 16,007
Less: accumulated amortization	(2,382)	(2,006)
Land use rights, net	$ 14,008	$ 14,001